Business Combination - Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($)	Oct. 15, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill		$ 725,973	$ 725,973
Community Specialty Pharmacy, LLC [Member]
Purchase Price	$ 770,291
Cash	(49,728)
Accounts Receivable	(114,899)
Inventory	(76,156)
Prepaid	(3,000)
Accounts Payable	199,312
Accrued Expenses	153
Goodwill	$ 725,973